NOTE 4 - ADVANCES RECEIVABLE - Schedule of Cash Advances (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Interest due	$ 4,079	$ 3,116
Cash advance	79,488	79,411		$ 79,990
Advance G W [Member]
Customer Advances, Current	53,851	54,496	$ 57,612	52,452
Advance J M [Member]
Customer Advances, Current	$ 21,558	$ 21,799		$ 20,981